Asset Retirement Obligations - Narrative (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Discount rate | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.037	0.034	0.036